SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has assessed the subsequent events from December 31, 2023 through May 15, 2024, which is the date of the condensed consolidated financial statements were available to be issued. Unless as disclosed below, there are no additional material reportable subsequent events that need to be disclosed.

On April 2, 2024, Mr. Lek Pow Sheng Pauson purchased 2,108,381 ordinary shares of the Company, from Ng Hong Whee through a private placement. On the same day, Mr. Leck Yak Tee Zaccheus purchased 1,960,050 ordinary shares of the Company, from Ng Hong Whee.

On April 9, 2024, Mr. Lek Pow Sheng Pauson purchased 129,950 ordinary shares of the Company from ACCT Pte. Ltd. through a private placement. On the same day, Mr. Leck Yak Tee Zaccheus purchased 129,950 ordinary shares of the Company, from BSPL Services Pte. Ltd. through a private placement.